Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Leases of Lessee
The Group entered into certain investment agreements with third parties to establish investees with payment schedules (Note 10). The following table sets forth contractual obligations of the Group as of December 31, 2023.

	RMB	US$
2024	1,750	246